Disposals and business closures	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Disposals and business closures
31. Disposals and business closures
There were no disposals in 2024.
On 30 June 2023, the Group disposed of its interests in its POLS businesses in the US, UK, Australia and India. The businesses disposed excluded Pearson’s contract with ASU. The consideration to be received was deferred and comprised a 27.5% share of positive adjusted EBITDA in each calendar year for six years from the date of acquisition and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event. In 2023, the consideration was valued at £12m and a pre-tax
gain on disposal of £13m was recognised. In addition, in 2023, a gain of £9m was recognised arising from the release of a provision related to a historical disposal, £19m of losses arose from the disposals of Pearson College and the international courseware local publishing business in India and £12m of costs related to previous disposals were recognised.
In 2022, the Group disposed of its interests in the Canadian educational publisher (ERPI), Pearson Italia S.p.A, Stark Verlag GmbH, Austin Education (Hong Kong) Limited, Pearson South Africa (Pty) Ltd and various other South African companies. Total cash consideration received was £287m resulting in a pre-tax
gain on disposal of £42m. All entities disposed of were previously in the Strategic Review segment. £5m of losses arose from other immaterial disposals and costs related to the wind-down of certain businesses.
Deferred proceeds relating to the K12 sale were received in 2022.
None of the 2023 or 2022 disposals met the criteria to be considered a discontinued operation on the basis that they did not represent major lines of business or geographical areas of operations.
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2024	2023	2022

Disposal of subsidiaries and associates

Intangible assets, including goodwill	–	(53)	(77)

Property, plant and equipment	–	(5)	(11)

Intangible assets – product development	–	(15)	(39)

Inventories	–	(1)	(33)

Trade and other receivables	–	(65)	(106)

Deferred tax	–	8	(12)

Current tax receivable	–	(2)	–

Cash and cash equivalents (excluding overdrafts)	–	(12)	(21)

Provisions for other liabilities and charges	–	–	1

Retirement benefit obligations	–	–	2

Trade and other liabilities	–	31	52

Financial liabilities – borrowings	–	–	8

Net assets disposed	–	(114)	(236)

Cumulative currency translation adjustment	–	122	5

Cash proceeds	–	1	291

Deferred proceeds	–	12	2

Costs of disposal	(5)	(30)	(25)

(Loss)/gain on disposal	(5)	(9)	37

All figures in £ millions	2024	2023	2022

Cash flow from disposals

Proceeds – current year disposals	–	1	291

Proceeds – prior year disposals	–	–	86

Cash and cash equivalents disposed	–	(12)	(21)

Costs and other disposal liabilities paid	(7)	(27)	(23)

Net cash (outflow)/inflow	(7)	(38)	333